Related party transactions and key management personnel - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties
Revenue from related parties	€ 0.1	€ 0.1	€ 0.1
Share-based compensation expense	11.5	3.5
Board of directors and key management personnel
Disclosure of transactions between related parties
Directors' remuneration expense	0.6	0.6	0.6
Board of directors
Disclosure of transactions between related parties
Share-based compensation expense	€ 1.1	€ 1.1	€ 1.0
Carlsten Koerl | CEO and founder
Disclosure of transactions between related parties
Percentage of voting rights held by the shareholder in the company	75.00%	75.00%	75.00%
Carlsten Koerl | Betgames UAV TV Zaidmai
Disclosure of transactions between related parties
Percentage of voting rights held by the shareholder in the company	33.00%